Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 1,931,473	$ 1,729,031
Cost of revenues (exclusive of depreciation and amortization shown below)	1,320,252	1,188,814
Selling, general and administrative expenses	426,377	385,037
Depreciation	35,257	27,695
Amortization of intangible assets	17,515	14,354
Goodwill impairment charge (note 8)	0	6,150
Acquisition-related items (note 3)	4,504	2,019
Operating earnings	127,568	104,962
Interest expense, net	12,620	9,867
Other income, net	(254)	(1,520)
Earnings before income tax	115,202	96,615
Income tax (note 13)	24,922	21,568
Net earnings	90,280	75,047
Non-controlling interest share of earnings	11,180	8,228
Non-controlling interest redemption increment (note 10)	13,235	15,367
Net earnings attributable to Company	$ 65,865	$ 51,452
Net earnings per common share (note 14)
Basic (in dollars per share)	$ 1.83	$ 1.43
Diluted (in dollars per share)	$ 1.80	$ 1.41